Accrued liabilities and other liabilities	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Accrued liabilities and other liabilities
12.	Accrued liabilities and other liabilities

	As of December 31,
	2020	2021
Accrued liabilities and other current liabilities
Payables related to professional service fee	6,753	9,394
Accrual for exchange golden coins and membership credits	5,156	5,181
Due to depository bank - current	945	4,619
Government grant	5,450	1,125
Payables to employees related to net proceeds from share options exercised (Note 6)	491	171
Others	587	1,422

Total	19,382	21,912

Non-Current
Payables related to copyright (a)	6,622	2,163
Government grant	2,380	2,380
Due to depository bank - non-current	1,612	—

Total	10,614	4,543

(a)	The Group purchased copyrights from third party copyright owners for the purpose of new product development and recorded liability for the payment not yet settled.